Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Voyage expenses	$ (200,058)	$ (222,962)	$ (121,596)
General and administrative expense	(31,881)	(34,819)	(33,972)
Management fees	(18,405)	(17,500)	(11,321)
Charter - in hire expenses	(32,055)	(126,813)	(92,896)
Sydelle [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	(540)	(5,505)	0
Sydelle [Member] | Profit Sharing Agreement [Member]
Related Party Transaction [Line Items]
Voyage revenues	0	0	(875)
Interchart [Member]
Related Party Transaction [Line Items]
Voyage expenses	(3,780)	(3,850)	(3,400)
Augustea Technoservices Ltd. [Member]
Related Party Transaction [Line Items]
Voyage expenses	(95)	0	0
Management fees	(6,588)	(6,564)	(2,309)
Executive Officer [Member]
Related Party Transaction [Line Items]
Consultancy fees	(598)	(655)	(534)
Directors [Member]
Related Party Transaction [Line Items]
Directors compensation	(179)	(179)	(159)
Combine Marine Ltd. and Alma Properties [Member]
Related Party Transaction [Line Items]
Office rent	(40)	(39)	(41)
Oceanbulk Maritime and its affiliates [Member]
Related Party Transaction [Line Items]
General and administrative expense	(268)	(324)	(322)
Songa Shipmanagement Ltd. [Member]
Related Party Transaction [Line Items]
Management fees	0	(32)	(376)
AOM [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	(5,442)	(2,589)	0
Coromel Maritime Limited [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	(249)	(5,723)	0
Eagle Bulk [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	$ 0	$ (1,908)	$ 0